Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	9 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)
Repayment schedule [Abstract]
Corporate debt	$ 1,204,616	$ 1,084,838	$ 7,800	€ 7
Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	53,494
Between January and September 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	148,395
Between October and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	116,560
2024 [Member]
Repayment schedule [Abstract]
Corporate debt		34,022
2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	332,952	179,059
2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	155,725	320,956
2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	397,490	153,998
2028 [Member]
Repayment schedule [Abstract]
Corporate debt		396,803
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	8,762	9,889
2017 Credit Facility [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	14
2017 Credit Facility [Member] | Between January and September 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between October and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		13
2017 Credit Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	8,748	9,876
2017 Credit Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	115,515	54,688
Revolving Credit Facility [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	797
Revolving Credit Facility [Member] | Between January and September 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between October and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	114,718
Revolving Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		261
Revolving Credit Facility [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	54,427
Revolving Credit Facility [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Revolving Credit Facility [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Revolving Credit Facility [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	77,627	25,691
Commercial Paper [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	45,551
Commercial Paper [Member] | Between January and September 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	32,076
Commercial Paper [Member] | Between October and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		25,691
Commercial Paper [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	322,072	318,842
2020 Green Private Placement [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	176
2020 Green Private Placement [Member] | Between January and September 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between October and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		174
2020 Green Private Placement [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	321,896	0
2020 Green Private Placement [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	318,668
2020 Green Private Placement [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	154,068	152,356
Note Issuance Facility 2020 [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between January and September 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between October and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	154,068	0
Note Issuance Facility 2020 [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	152,356
Note Issuance Facility 2020 [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	113,346	112,128
Green Exchangeable Notes [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between January and September 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	113,346
Green Exchangeable Notes [Member] | Between October and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		2,108
Green Exchangeable Notes [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	110,020
Green Exchangeable Notes [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	401,731	396,927
Green Senior Notes [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	5,088
Green Senior Notes [Member] | Between January and September 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Between October and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		963
Green Senior Notes [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	396,643	0
Green Senior Notes [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		395,964
Other Bank Loans [Member]
Repayment schedule [Abstract]
Corporate debt	11,495	14,317
Other Bank Loans [Member] | Remainder of 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,868
Other Bank Loans [Member] | Between January and September 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	2,973
Other Bank Loans [Member] | Between October and December 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	1,842
Other Bank Loans [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		4,812
Other Bank Loans [Member] | 2025/2026 [Member]
Repayment schedule [Abstract]
Corporate debt	2,308	4,736
Other Bank Loans [Member] | 2026/2027 [Member]
Repayment schedule [Abstract]
Corporate debt	1,657	2,288
Other Bank Loans [Member] | 2027/2028 [Member]
Repayment schedule [Abstract]
Corporate debt	$ 847	1,642
Other Bank Loans [Member] | 2028 [Member]
Repayment schedule [Abstract]
Corporate debt		$ 839
2020 Green Private Placement and Green Exchangeable Notes [Member]
Corporate debt [Abstract]
Debt instrument percentage of principal amount	100.00%
Note Issuance Facility 2020 and Green Senior Notes [Member]
Corporate debt [Abstract]
Debt instrument percentage of principal amount	101.00%